Segmented Information - Geographical information (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Operating revenues, net of royalties	CAD 32,051.0	CAD 26,807.0
Non-current assets excluding deferred income tax assets	79,817.0	77,620.0
Canada
Disclosure of operating segments [line items]
Operating revenues, net of royalties	25,629.0	21,555.0
Non-current assets excluding deferred income tax assets	76,091.0	73,704.0
United States
Disclosure of operating segments [line items]
Operating revenues, net of royalties	4,252.0	3,695.0
Non-current assets excluding deferred income tax assets	1,712.0	1,509.0
Other foreign
Disclosure of operating segments [line items]
Operating revenues, net of royalties	2,170.0	1,557.0
Non-current assets excluding deferred income tax assets	CAD 2,014.0	CAD 2,407.0